Retirement benefits - Status of the defined benefit pension plans and other retirement benefits plans, in the aggregate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Retirement liabilities	$ (120)
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	(73)
Employer contributions	32	$ 71
Net defined benefit (liability) asset	6	(73)
Retirement assets	84	148
Impact of minimum funding requirement	(1)	(16)
Retirement assets	83	132
Retirement liabilities	(89)	(59)
Net defined benefit (liability) asset	6	(73)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	838	1,355
Transfer to held for sale	77	0
Service cost	37	59
Finance cost on obligation	(42)	(41)
Benefits paid	(42)	(56)
Actuarial (gain) loss due to change in financial assumptions	63	(408)
Actuarial loss due to demography/experience	31	3
Settlement	(120)	(82)
Foreign exchange	17	(74)
Net defined benefit (liability) asset	791	838
Net defined benefit (liability) asset	791	838
Pension defined benefit plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	(927)	(1,239)
Transfer to held for sale	(79)	0
Finance cost on obligation	46	36
Actual return on plan assets, net of finance income	32	(174)
Employer contributions	14	39
Benefits paid	42	56
Refund of excess contributions	(15)	0
Settlement	(115)	(87)
Other	(2)	(2)
Foreign exchange	20	(68)
Net defined benefit (liability) asset	(786)	(927)
Net defined benefit (liability) asset	(786)	(927)
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	18
Employer contributions	1	1
Net defined benefit (liability) asset	17	18
Retirement assets	0	0
Impact of minimum funding requirement	0	0
Retirement assets	0	0
Retirement liabilities	(17)	(18)
Net defined benefit (liability) asset	17	18
Other Post-Employment Defined Benefit Plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	18	23
Transfer to held for sale	2	0
Service cost	0	0
Finance cost on obligation	(1)	(1)
Benefits paid	(1)	(1)
Actuarial (gain) loss due to change in financial assumptions	1	(4)
Actuarial loss due to demography/experience	0	0
Settlement	0	0
Foreign exchange	0	(1)
Net defined benefit (liability) asset	17	18
Net defined benefit (liability) asset	17	18
Other Post-Employment Defined Benefit Plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	0	0
Transfer to held for sale	0	0
Finance cost on obligation	0	0
Actual return on plan assets, net of finance income	0	0
Employer contributions	1	1
Benefits paid	1	1
Refund of excess contributions	0	0
Settlement	0	0
Other	0	0
Foreign exchange	0	0
Net defined benefit (liability) asset	0	0
Net defined benefit (liability) asset	$ 0	$ 0